Financing Receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Financing Receivables, net
Schedule of allowance for credit losses
	December 31,	December 31,
	2024	2023
Balance at beginning of year	$2,239,151	$-
Change of allowance for credit losses	92,036	2,245,159
Translation adjustments	(62,475)	(6,008)
Balance at end of year	$2,268,712	$2,239,151